Consolidated Statement of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Profit before taxes	€ 1,205	€ 1,159	€ 719
Adjustments to reconcile profit before tax to net cash flows from operating activities:
Depreciation	461	443	333
Amortisation of intangible assets	51	47	39
Share-based payment expense	17	14	42
Finance costs, net	93	100	123
Income taxes paid	(263)	(247)	(187)
Changes in assets and liabilities, net of acquisition amounts:
Decrease/(increase) in trade and other receivables	72	108	87
Decrease/(increase) in inventories	(45)	16	61
Increase/(decrease) in trade and other payables	297	142	155
Increase/(decrease) in provisions	9	(67)	37
Change in other operating assets and liabilities	(91)	(92)	(165)
Net cash flows from operating activities	1,806	1,623	1,244
Cash flows from investing activities:
Purchases of property, plant and equipment	(525)	(484)	(459)
Purchases of capitalised software	(75)	(36)	(38)
Proceeds from sales of property, plant and equipment	4	32	12
Settlement of net investment hedges	0	0	(8)
Cash from acquisition of bottling operations	0	0	110
Net cash flows used in investing activities	(596)	(488)	(383)
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs	398	350	3,174
Repayments on third-party borrowings	(444)	(1,180)	(241)
Changes in short-term borrowings	(131)	250	(183)
Interest paid, net	(81)	(94)	(110)
Dividends paid	(513)	(489)	(204)
Exercise of employee share options	25	13	18
Repurchases of share-based payments	0	0	(27)
Repayment of loan with TCCC assumed in acquisition	0	0	(73)
Return of capital to CCE shareholders	0	0	(2,963)
Share repurchases under share repurchase programmes	(502)	0	0
Other financing activities, net	(11)	(2)	(17)
Net cash flows used in financing activities	(1,259)	(1,152)	(626)
Net change in cash and cash equivalents	(49)	(17)	235
Net effect of currency exchange rate changes on cash and cash equivalents	(2)	(9)	(5)
Cash and cash equivalents at beginning of period	360	386	156
Cash and cash equivalents at end of period	€ 309	€ 360	€ 386